Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 11,606,120	$ 1,491,808	$ 7,690,284
Less: accumulated depreciation	(5,827,122)	(748,997)	(3,173,740)
Property and equipment, net	5,778,998	742,811	4,516,544
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	596,356	76,653	575,696
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	577,595	74,242	564,685
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	6,549,903	841,901	6,549,903
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 3,882,266	$ 499,012